Pledged assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure assets pledged as collateral [abstract]
Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases

		Carrying amount
Assets	Purpose	December 31, 2024	December 31, 2025
		NT$000	NT$000
Non-current financial assets at amortized cost	Lease	43,034	43,219
Property, plant and equipment, net
- Land	Bank loan	454,738	454,738
- Buildings	Bank loan	5,722,487	5,745,435
- Machinery and equipment	Bank loan	7,172,859	6,377,840
		13,393,118	12,621,232